Columbia Variable Portfolio – Corporate Bond Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Corporate Bond Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 91.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia 0.5%
Woodside Finance Ltd.
05/19/2035	6.000%	9,885,000	10,317,818
Bermuda 1.3%
Bacardi Ltd.(a)
05/15/2038	5.150%	13,778,000	13,026,014
05/15/2048	5.300%	160,000	144,981
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	12,425,000	12,570,267
Total			25,741,262
Canada 3.1%
Canadian Natural Resources Ltd.(a)
12/15/2029	5.000%	5,510,000	5,634,040
Canadian Pacific Railway Co.
12/02/2031	2.450%	12,781,000	11,383,215
Cenovus Energy, Inc.
02/15/2052	3.750%	5,075,000	3,604,452
Enbridge, Inc.
04/05/2027	5.250%	5,704,000	5,792,970
04/05/2034	5.625%	3,265,000	3,409,111
Royal Bank of Canada(b)
10/18/2030	4.650%	60,000	60,720
02/04/2031	5.153%	3,302,000	3,401,963
08/06/2031	4.696%	27,388,000	27,747,781
Total			61,034,252
China 0.8%
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	30,000	28,763
05/11/2031	2.500%	16,825,000	15,107,419
Total			15,136,182
France 0.3%
TotalEnergies Capital SA
09/10/2064	5.425%	6,395,000	6,158,251
Netherlands 0.2%
Siemens Funding BV(a)
05/28/2035	5.200%	3,004,000	3,115,379
United Kingdom 2.7%
BAE Systems PLC(a)
03/26/2029	5.125%	25,600,000	26,364,759
02/15/2031	1.900%	13,250,000	11,655,034
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(b)
05/13/2031	5.240%	200,000	205,717
05/13/2036	5.790%	12,622,000	13,303,166
Total			51,528,676
United States 82.7%
AbbVie, Inc.
03/15/2029	4.800%	285,000	291,383
11/21/2029	3.200%	22,333,000	21,541,616
AEP Texas, Inc.
06/01/2033	5.400%	14,620,000	15,031,091
05/15/2034	5.700%	854,000	888,834
01/15/2050	3.450%	8,593,000	5,972,718
Alphabet, Inc.
05/15/2065	5.300%	3,313,000	3,292,478
Amazon.com, Inc.
05/12/2051	3.100%	5,130,000	3,561,633
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	14,380,000	12,893,420
Amgen, Inc.
03/02/2063	5.750%	17,001,000	16,961,444
APA Corp.
02/15/2055	6.750%	6,514,000	6,569,224
Apple, Inc.
02/08/2051	2.650%	7,440,000	4,724,026
AT&T, Inc.
12/01/2033	2.550%	8,170,000	6,959,477
05/15/2035	4.500%	845,000	815,317
08/15/2035	5.375%	14,775,000	15,206,779
11/01/2035	4.900%	9,003,000	8,932,838
Bank of America Corp.(b)
07/21/2032	2.299%	47,835,000	42,424,208
Subordinated
09/21/2036	2.482%	25,818,000	22,425,155
Becton Dickinson & Co.
02/08/2029	4.874%	12,970,000	13,228,701
Boeing Co. (The)
08/01/2059	3.950%	109,000	78,264
05/01/2060	5.930%	16,205,000	16,225,447
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,660,000	8,836,177
03/17/2052	3.001%	11,215,000	7,301,030
Broadcom, Inc.
02/15/2030	4.350%	15,582,000	15,661,498
10/15/2030	4.200%	4,135,000	4,127,410

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(a)
11/15/2036	3.187%	16,982,000	14,496,840
Burlington Northern Santa Fe LLC
03/15/2056	5.800%	4,175,000	4,369,661
Campbell Soup Co.
03/23/2035	4.750%	17,990,000	17,436,029
Carrier Global Corp.
02/15/2030	2.722%	25,710,000	24,094,642
Caterpillar, Inc.
05/15/2035	5.200%	13,649,000	14,125,281
Centene Corp.
10/15/2030	3.000%	16,015,000	14,310,919
Charter Communications Operating LLC
06/30/2062	3.950%	725,000	458,396
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	16,940,000	14,629,519
Cigna Corp.
03/15/2050	3.400%	3,621,000	2,543,054
Citigroup, Inc.(b)
09/11/2031	4.503%	64,204,000	64,232,784
01/25/2033	3.057%	1,862,000	1,696,211
09/11/2036	5.174%	8,000	8,080
CMS Energy Corp.
11/15/2025	3.600%	682,000	681,113
Comcast Corp.
11/01/2056	2.937%	25,850,000	15,327,788
Consolidated Edison Co. of New York, Inc.
03/15/2055	5.500%	640,000	633,910
Constellation Brands, Inc.
05/01/2033	4.900%	6,479,000	6,539,086
Corebridge Global Funding(a)
06/06/2030	4.850%	9,148,000	9,315,400
Corebridge Global Funding(a),(c)
10/02/2030	4.450%	4,579,000	4,575,154
CSX Corp.
11/01/2026	2.600%	10,697,000	10,533,701
CVS Health Corp.
03/25/2038	4.780%	18,721,000	17,552,998
Diamondback Energy, Inc.
04/18/2064	5.900%	4,660,000	4,488,275
Dominion Energy, Inc.
03/15/2035	5.450%	18,394,000	18,853,220
DTE Electric Co.
05/15/2035	5.250%	6,580,000	6,776,545
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
10/01/2026	2.850%	490,000	483,882
07/01/2027	4.950%	150,000	151,924
06/15/2029	3.400%	3,645,000	3,525,754
Duke Energy Corp.
09/01/2046	3.750%	16,765,000	12,865,140
Duke Energy Indiana LLC
04/01/2050	2.750%	3,000,000	1,903,295
04/01/2053	5.400%	4,495,000	4,389,679
Edison International
11/15/2028	5.250%	10,789,000	10,872,828
Energy Transfer LP
09/01/2054	6.050%	13,010,000	12,806,825
Entergy Louisiana LLC
03/15/2055	5.800%	3,480,000	3,569,666
ERAC USA Finance LLC(a)
11/01/2025	3.800%	13,000	12,991
05/01/2028	4.600%	21,269,000	21,532,460
Eversource Energy
08/15/2030	1.650%	6,305,000	5,536,738
07/15/2034	5.950%	10,446,000	11,087,897
Exelon Corp.
03/15/2052	4.100%	10,729,000	8,381,582
03/15/2053	5.600%	4,520,000	4,425,283
FirstEnergy Corp.
03/01/2050	3.400%	8,128,000	5,663,808
FirstEnergy Transmission LLC
01/15/2035	5.000%	4,090,000	4,086,599
Florida Power & Light Co.
03/15/2055	5.700%	4,505,000	4,674,137
Foundry JV Holdco LLC(a)
01/25/2034	5.875%	8,565,000	8,927,167
GE HealthCare Technologies, Inc.
06/15/2035	5.500%	3,997,000	4,142,153
General Electric Co.
07/29/2030	4.300%	4,769,000	4,797,898
General Mills, Inc.
01/30/2027	4.700%	5,449,000	5,491,412
Gilead Sciences, Inc.
03/01/2026	3.650%	660,000	659,049
Goldman Sachs Group, Inc. (The)(b)
04/23/2031	5.218%	15,046,000	15,558,570
10/21/2032	2.650%	10,555,000	9,492,650
HCA, Inc.
09/01/2030	3.500%	10,783,000	10,298,884
03/01/2035	5.750%	13,463,000	14,077,776
Intel Corp.
08/12/2051	3.050%	9,720,000	6,161,475
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Business Machines Corp.
05/15/2026	3.300%	10,850,000	10,795,555
05/15/2030	1.950%	20,796,000	18,831,288
02/10/2035	5.200%	348,000	357,351
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	2,249,000	2,285,959
07/31/2032	6.125%	3,726,000	3,817,819
JPMorgan Chase & Co.(b)
07/22/2030	4.995%	23,848,000	24,461,348
10/22/2030	4.603%	4,000	4,045
01/24/2031	5.140%	39,000	40,275
11/08/2032	2.545%	11,673,000	10,472,899
01/24/2036	5.502%	25,395,000	26,574,225
Kenvue, Inc.
05/22/2032	4.850%	6,466,000	6,557,092
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	4,445,000	4,074,075
09/01/2044	5.400%	8,260,000	7,880,571
Kraft Heinz Foods Co.
06/01/2026	3.000%	18,950,000	18,792,605
06/01/2046	4.375%	11,200,000	9,318,006
Kroger Co. (The)
09/15/2064	5.650%	7,655,000	7,477,895
L3Harris Technologies, Inc.
01/15/2027	5.400%	39,480,000	40,125,987
07/31/2033	5.400%	3,875,000	4,036,731
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	617,000	638,421
Lockheed Martin Corp.
08/15/2030	4.400%	15,890,000	16,026,669
11/15/2054	5.700%	7,015,000	7,234,784
Lowe’s Companies, Inc.
04/01/2052	4.250%	15,720,000	12,685,875
04/01/2062	4.450%	70,000	55,853
LYB International Finance III LLC
04/01/2051	3.625%	6,400,000	4,280,252
Mars, Inc.(a)
04/20/2028	4.550%	17,685,000	17,906,208
03/01/2030	4.800%	3,130,000	3,189,275
Merck & Co, Inc.
09/15/2035	4.950%	24,480,000	24,765,566
Met Tower Global Funding(a)
09/16/2030	4.200%	7,067,000	7,022,480
Mondelez International, Inc.
03/17/2027	2.625%	315,000	308,601
Morgan Stanley(b)
10/18/2030	4.654%	43,000	43,468
04/17/2036	5.664%	16,205,000	17,099,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2036	2.484%	14,478,000	12,582,551
Morgan Stanley Private Bank NA(b)
07/18/2031	4.734%	11,807,000	11,986,045
MPLX LP
03/14/2052	4.950%	6,325,000	5,399,850
New York Life Global Funding(a)
10/01/2027	3.900%	1,200,000	1,199,543
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	8,985,000	6,791,061
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	6,984,000	7,061,619
03/15/2035	5.450%	7,870,000	8,138,179
NiSource, Inc.
07/15/2035	5.350%	25,717,000	26,269,570
Norfolk Southern Corp.
06/15/2026	2.900%	7,080,000	7,017,056
08/01/2030	5.050%	2,830,000	2,932,908
11/01/2047	3.942%	10,475,000	8,463,141
08/25/2051	2.900%	729,000	473,425
Northrop Grumman Corp.
02/01/2027	3.200%	2,892,000	2,861,305
02/01/2029	4.600%	6,108,000	6,204,434
06/01/2054	5.200%	10,090,000	9,607,750
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
05/29/2055	6.170%	4,062,000	4,393,128
Occidental Petroleum Corp.
08/01/2027	5.000%	10,015,000	10,127,316
10/01/2054	6.050%	12,628,000	12,319,426
Oncor Electric Delivery Co. LLC
06/15/2054	5.550%	8,035,000	7,999,136
Oracle Corp.
07/15/2046	4.000%	16,890,000	13,145,602
02/06/2053	5.550%	600,000	566,285
09/26/2065	6.100%	3,302,000	3,299,710
Pacific Gas and Electric Co.
07/01/2050	4.950%	11,730,000	10,105,713
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	5,993,000	6,290,650
PepsiCo, Inc.
07/23/2035	5.000%	14,045,000	14,291,613
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	25,323,000	25,584,983
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	3,760,000	3,195,647

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(b)
07/21/2036	5.373%	5,130,000	5,281,752
Principal Life Global Funding II(a)
11/27/2029	4.950%	27,855,000	28,500,101
Raytheon Technologies Corp.
03/15/2027	3.500%	12,763,000	12,662,653
03/15/2032	2.375%	9,387,000	8,297,272
Roche Holdings, Inc.(a)
11/13/2030	5.489%	22,365,000	23,686,029
Sempra Energy
06/15/2027	3.250%	3,925,000	3,857,375
Southern California Gas Co.
09/01/2034	5.050%	5,955,000	6,055,508
Southern Co Gas Capital Corp.
09/15/2035	5.100%	6,681,000	6,699,971
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	11,970,000	8,242,103
T-Mobile US, Inc.
02/15/2029	2.625%	29,250,000	27,766,929
02/15/2031	2.550%	13,903,000	12,624,083
Union Pacific Corp.
02/05/2050	3.250%	9,091,000	6,404,462
United Parcel Service, Inc.
05/14/2065	6.050%	8,465,000	8,855,657
UnitedHealth Group, Inc.
01/15/2031	4.650%	20,978,000	21,259,647
04/15/2054	5.375%	14,889,000	14,276,260
07/15/2064	5.750%	7,000	6,976
US Bancorp(b)
05/15/2031	5.083%	17,590,000	18,076,631
06/12/2034	5.836%	6,272,000	6,680,455
Verizon Communications, Inc.
03/21/2031	2.550%	56,352,000	51,231,745
Voya Financial, Inc.
06/15/2026	3.650%	440,000	438,425
Walmart, Inc.
04/28/2035	4.900%	12,132,000	12,465,879
WEC Energy Group, Inc.
10/15/2030	1.800%	4,655,000	4,117,743
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(b)
07/25/2034	5.557%	125,000	131,296
09/15/2036	4.892%	30,610,000	30,540,654
Welltower OP LLC
07/01/2035	5.125%	5,026,000	5,114,291
Western Gas Partners LP
03/01/2048	5.300%	5,720,000	4,988,099
Williams Companies, Inc. (The)
08/15/2028	5.300%	2,485,000	2,561,767
Xcel Energy, Inc.
11/15/2031	2.350%	10,690,000	9,411,438
03/15/2034	5.500%	11,072,000	11,433,958
Total			1,604,343,279
Total Corporate Bonds & Notes (Cost $1,746,114,341)			1,777,375,099

U.S. Treasury Obligations 5.6%

United States 5.6%
U.S. Treasury
05/31/2026	4.875%	500,000	503,320
04/30/2032	4.000%	196,000	197,164
02/15/2045	4.750%	160,000	161,025
05/15/2045	5.000%	91,165,000	94,697,644
08/15/2045	4.875%	12,271,000	12,545,180
02/15/2055	4.625%	53,000	52,106
Total			108,156,439
Total U.S. Treasury Obligations (Cost $105,734,620)			108,156,439

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(d),(e)	38,112,211	38,100,777
Total Money Market Funds (Cost $38,099,276)		38,100,777
Total Investments in Securities (Cost $1,889,948,237)		1,923,632,315
Other Assets & Liabilities, Net		16,064,993
Net Assets		$1,939,697,308
At September 30, 2025, securities and/or cash totaling $4,114,080 were pledged as collateral.
Columbia Variable Portfolio – Corporate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Corporate Bond Fund, September 30, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	450	12/2025	USD	52,467,188	1,313,966	—
U.S. Treasury 10-Year Note	413	12/2025	USD	46,462,500	134,731	—
U.S. Treasury 10-Year Note	142	12/2025	USD	15,975,000	—	(112,062)
U.S. Treasury 2-Year Note	1,293	12/2025	USD	269,459,180	—	(105,870)
U.S. Treasury Ultra Bond	42	12/2025	USD	5,042,625	—	(6,761)
Total					1,448,697	(224,693)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(1,997)	12/2025	USD	(218,063,040)	—	(664,291)
U.S. Treasury Ultra 10-Year Note	(1,149)	12/2025	USD	(132,224,766)	—	(850,007)
Total					—	(1,514,298)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $258,226,683, which represents 13.31% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	5,196,477	423,407,862	(390,505,041)	1,479	38,100,777	4,027	726,113	38,112,211
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Corporate Bond Fund  | 2025

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